Revenue (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
3D printing sales [Member]
Revenue [Line Items]
Revenue	$ 16,080	د.إ 59,044	د.إ 32,796